Accounts Receivable, Net (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Accounts Receivable, Net (Textual)
Provision for (recovery of) doubtful accounts	$ 837,431	$ (108,344)	$ (18,912)	$ 132,915